Distribution Date:	08/17/26	BBCMS Mortgage Trust 2017-C1
Determination Date:	08/11/26
Next Distribution Date:	09/17/26
Record Date:	07/31/26	Commercial Mortgage Pass-Through Certificates
Series 2017-C1

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2-3	Depositor	Barclays Commercial Mortgage Securities LLC
Certificate Factor Detail	4		Daniel Schmidt		SPLegalNotices@barclays.com;
					CMBSsecuritization@barclays.com
Certificate Interest Reconciliation Detail	5		745 Seventh Avenue, 4th Floor | New York, NY 10019 | United States
Additional Information	6	Master Servicer	Trimont LLC
Bond / Collateral Reconciliation - Cash Flows	7		Attention: CMBS Servicing		commercial.servicing@trimont.com
Bond / Collateral Reconciliation - Balances	8		One South, 101 South Tryon Street, Suite 1400 | Charlotte, NC 28280 | United States
Current Mortgage Loan and Property Stratification	9-13	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	14-15		General	(305) 229-6465
			200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Mortgage Loan Detail (Part 2)	16-17
		Operating Advisor & Asset	Park Bridge Lender Services LLC
Principal Prepayment Detail	18	Representations Reviewer
Historical Detail	19		David Rodgers	(212) 230-9025
Delinquency Loan Detail	20		600 Third Avenue, 40th Floor | New York, NY 10016 | United States
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	21		Bank, N.A.
Specially Serviced Loan Detail - Part 1	22		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
Specially Serviced Loan Detail - Part 2	23-24				trustadministrationgroup@computershare.com
			9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	25
		Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	26		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	27-28		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	29
Supplemental Notes	30

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 30

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	07332VAZ8	2.010000%	22,421,053.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	07332VBA2	3.189000%	66,989,474.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	07332VBC8	3.412000%	152,631,581.00	90,588,685.27	0.00	257,573.83	0.00	0.00	257,573.83	90,588,685.27	37.72%	30.00%
A-4	07332VBD6	3.674000%	319,560,000.00	319,560,000.00	0.00	978,386.20	0.00	0.00	978,386.20	319,560,000.00	37.72%	30.00%
A-SB	07332VBB0	3.488000%	37,421,053.00	2,795,885.32	586,229.91	8,126.71	0.00	0.00	594,356.62	2,209,655.41	37.72%	30.00%
A-S	07332VBE4	3.898000%	66,320,000.00	66,320,000.00	0.00	215,429.47	0.00	0.00	215,429.47	66,320,000.00	27.71%	22.25%
B	07332VBF1	4.089000%	43,856,843.00	43,856,843.00	0.00	149,442.19	0.00	0.00	149,442.19	43,856,843.00	21.09%	17.13%
C	07332VBG9	4.441000%	38,509,474.00	38,509,474.00	0.00	142,517.15	0.00	0.00	142,517.15	38,509,474.00	15.27%	12.63%
D	07332VAA3	3.709068%	43,856,846.00	43,856,846.00	0.00	248,934.36	0.00	0.00	248,934.36	43,856,846.00	8.65%	7.50%
E	07332VAC9	3.609068%	21,393,690.00	21,393,690.00	0.00	107,244.51	0.00	0.00	107,244.51	21,393,690.00	5.42%	5.00%
F	07332VAE5	3.609068%	8,556,843.00	8,556,843.00	0.00	0.00	0.00	0.00	0.00	8,556,843.00	4.12%	4.00%
G*	07332VAG0	3.609068%	8,557,895.00	8,557,895.00	0.00	0.00	0.00	0.00	0.00	8,557,895.00	2.83%	3.00%
H	07332VAJ4	3.609068%	25,672,986.00	18,741,907.40	0.00	0.00	0.00	0.00	0.00	18,741,907.40	0.00%	0.00%
V	07332VAW5	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	07332VAY1	0.000000%	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			855,747,738.00	662,738,068.99	586,229.91	2,107,654.42	0.00	0.00	2,693,884.33	662,151,839.08

X-A	07332VBJ3	1.593803%	599,023,161.00	412,944,570.59	0.00	548,460.37	0.00	0.00	548,460.37	412,358,340.68
X-B	07332VBH7	1.235039%	110,176,843.00	110,176,843.00	0.00	113,393.94	0.00	0.00	113,393.94	110,176,843.00
X-D	07332VAL9	1.157793%	82,366,320.00	82,366,320.00	0.00	79,469.32	0.00	0.00	79,469.32	82,366,320.00
X-E	07332VAN5	1.600000%	21,393,690.00	21,393,690.00	0.00	28,524.92	0.00	0.00	28,524.92	21,393,690.00
X-F	07332VAQ8	1.600000%	8,556,843.00	8,556,843.00	0.00	11,409.12	0.00	0.00	11,409.12	8,556,843.00
X-G	07332VAS4	1.600000%	8,557,895.00	8,557,895.00	0.00	11,410.53	0.00	0.00	11,410.53	8,557,895.00

									Certificate Distribution Detail continued to next page

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 30

				Certificate Distribution Detail

										Current	Original
		Pass-Through			Principal	Interest	Prepayment			Credit	Credit
Class	CUSIP	Rate (2)	Original Balance	Beginning Balance	Distribution	Distribution	Penalties	Realized Losses Total Distribution		Ending Balance Support¹	Support¹

X-H	07332VAU9	1.600000%	25,672,986.00	18,741,907.40	0.00	24,989.21	0.00	0.00	24,989.21	18,741,907.40
Notional SubTotal			855,747,738.00	662,738,068.99	0.00	817,657.41	0.00	0.00	817,657.41	662,151,839.08

Deal Distribution Total					586,229.91	2,925,311.83	0.00	0.00	3,511,541.74

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 3 of 30

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	07332VAZ8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	07332VBA2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	07332VBC8	593.51206793	0.00000000	1.68755266	0.00000000	0.00000000	0.00000000	0.00000000	1.68755266	593.51206793
A-4	07332VBD6	1,000.00000000	0.00000000	3.06166667	0.00000000	0.00000000	0.00000000	0.00000000	3.06166667	1,000.00000000
A-SB	07332VBB0	74.71423426	15.66577803	0.21716946	0.00000000	0.00000000	0.00000000	0.00000000	15.88294749	59.04845623
A-S	07332VBE4	1,000.00000000	0.00000000	3.24833338	0.00000000	0.00000000	0.00000000	0.00000000	3.24833338	1,000.00000000
B	07332VBF1	1,000.00000000	0.00000000	3.40749994	0.00000000	0.00000000	0.00000000	0.00000000	3.40749994	1,000.00000000
C	07332VBG9	1,000.00000000	0.00000000	3.70083346	0.00000000	0.00000000	0.00000000	0.00000000	3.70083346	1,000.00000000
D	07332VAA3	1,000.00000000	0.00000000	5.67606617	(2.58517587)	0.00000000	0.00000000	0.00000000	5.67606617	1,000.00000000
E	07332VAC9	1,000.00000000	0.00000000	5.01290380	(2.00534690)	13.70152414	0.00000000	0.00000000	5.01290380	1,000.00000000
F	07332VAE5	1,000.00000000	0.00000000	0.00000000	3.00755664	41.81897225	0.00000000	0.00000000	0.00000000	1,000.00000000
G	07332VAG0	1,000.00000000	0.00000000	0.00000000	3.00755735	42.65692790	0.00000000	0.00000000	0.00000000	1,000.00000000
H	07332VAJ4	730.02444671	0.00000000	0.00000000	2.19559034	63.62231491	0.00000000	0.00000000	0.00000000	730.02444671
V	07332VAW5	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	07332VAY1	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	07332VBJ3	689.36327921	0.00000000	0.91559126	0.00000000	0.00000000	0.00000000	0.00000000	0.91559126	688.38463607
X-B	07332VBH7	1,000.00000000	0.00000000	1.02919939	0.00000000	0.00000000	0.00000000	0.00000000	1.02919939	1,000.00000000
X-D	07332VAL9	1,000.00000000	0.00000000	0.96482786	0.00000000	0.00000000	0.00000000	0.00000000	0.96482786	1,000.00000000
X-E	07332VAN5	1,000.00000000	0.00000000	1.33333333	0.00000000	0.00000000	0.00000000	0.00000000	1.33333333	1,000.00000000
X-F	07332VAQ8	1,000.00000000	0.00000000	1.33333287	0.00000000	0.00000000	0.00000000	0.00000000	1.33333287	1,000.00000000
X-G	07332VAS4	1,000.00000000	0.00000000	1.33333372	0.00000000	0.00000000	0.00000000	0.00000000	1.33333372	1,000.00000000
X-H	07332VAU9	730.02444671	0.00000000	0.97336593	0.00000000	0.00000000	0.00000000	0.00000000	0.97336593	730.02444671

© 2021 Computershare. All rights reserved. Confidential.										Page 4 of 30

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	07/01/26 - 07/30/26	30	0.00	257,573.83	0.00	257,573.83	0.00	0.00	0.00	257,573.83	0.00
A-4	07/01/26 - 07/30/26	30	0.00	978,386.20	0.00	978,386.20	0.00	0.00	0.00	978,386.20	0.00
A-SB	07/01/26 - 07/30/26	30	0.00	8,126.71	0.00	8,126.71	0.00	0.00	0.00	8,126.71	0.00
X-A	07/01/26 - 07/30/26	30	0.00	548,460.37	0.00	548,460.37	0.00	0.00	0.00	548,460.37	0.00
X-B	07/01/26 - 07/30/26	30	0.00	113,393.94	0.00	113,393.94	0.00	0.00	0.00	113,393.94	0.00
X-D	07/01/26 - 07/30/26	30	0.00	79,469.32	0.00	79,469.32	0.00	0.00	0.00	79,469.32	0.00
X-E	07/01/26 - 07/30/26	30	0.00	28,524.92	0.00	28,524.92	0.00	0.00	0.00	28,524.92	0.00
X-F	07/01/26 - 07/30/26	30	0.00	11,409.12	0.00	11,409.12	0.00	0.00	0.00	11,409.12	0.00
X-G	07/01/26 - 07/30/26	30	0.00	11,410.53	0.00	11,410.53	0.00	0.00	0.00	11,410.53	0.00
X-H	07/01/26 - 07/30/26	30	0.00	24,989.21	0.00	24,989.21	0.00	0.00	0.00	24,989.21	0.00
A-S	07/01/26 - 07/30/26	30	0.00	215,429.47	0.00	215,429.47	0.00	0.00	0.00	215,429.47	0.00
B	07/01/26 - 07/30/26	30	0.00	149,442.19	0.00	149,442.19	0.00	0.00	0.00	149,442.19	0.00
C	07/01/26 - 07/30/26	30	0.00	142,517.15	0.00	142,517.15	0.00	0.00	0.00	142,517.15	0.00
D	07/01/26 - 07/30/26	30	113,028.30	135,556.70	0.00	135,556.70	(113,377.66)	0.00	0.00	248,934.36	0.00
E	07/01/26 - 07/30/26	30	335,020.33	64,342.74	0.00	64,342.74	(42,901.77)	0.00	0.00	107,244.51	293,126.16
F	07/01/26 - 07/30/26	30	331,107.36	25,735.19	0.00	25,735.19	25,735.19	0.00	0.00	0.00	357,838.38
G	07/01/26 - 07/30/26	30	338,297.70	25,738.36	0.00	25,738.36	25,738.36	0.00	0.00	0.00	365,053.51
H	07/01/26 - 07/30/26	30	1,572,278.73	56,367.36	0.00	56,367.36	56,367.36	0.00	0.00	0.00	1,633,374.80
Totals			2,689,732.42	2,876,873.31	0.00	2,876,873.31	(48,438.52)	0.00	0.00	2,925,311.83	2,649,392.85

© 2021 Computershare. All rights reserved. Confidential.												Page 5 of 30

	Additional Information
Total Available Distribution Amount (1)	3,511,541.74
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 6 of 30

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,886,594.78	Master Servicing Fee	3,859.07
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	4,047.25
Interest Adjustments	0.00	Trustee Fee	290.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	285.35
ARD Interest	0.00	Operating Advisor Fee	1,074.33
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	165.50
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,886,594.78	Total Fees	9,721.50

Principal		Expenses/Reimbursements
Scheduled Principal	586,229.91	Reimbursement for Interest on Advances	164.63
Unscheduled Principal Collections		ASER Amount	95,927.60
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	33,859.38
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	335.70
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	(178,725.83)
Total Principal Collected	586,229.91	Total Expenses/Reimbursements	(48,438.52)

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,925,311.83
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	586,229.91
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
Net SWAP Counterparty Payments Received	0.00	Borrower Option Extension Fees	0.00
		Net SWAP Counterparty Payments Paid	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,511,541.74
Total Funds Collected	3,472,824.69	Total Funds Distributed	3,472,824.72

© 2021 Computershare. All rights reserved. Confidential.			Page 7 of 30

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	662,738,068.99	662,738,068.99	Beginning Certificate Balance	662,738,068.99
(-) Scheduled Principal Collections	586,229.91	586,229.91	(-) Principal Distributions	586,229.91
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	662,151,839.08	662,151,839.08	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	662,806,383.50	662,806,383.50	Ending Certificate Balance	662,151,839.08
Ending Actual Collateral Balance	662,228,849.07	662,228,849.07

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	0.00
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	0.00
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	5.21%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 8 of 30

				Current Mortgage Loan and Property Stratification

			Scheduled Balance							Debt Service Coverage Ratio¹
	Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	77,669,885.14	11.73%	4	5.2163	NAP	Defeased	14	77,669,885.14	11.73%	4	5.2163	NAP
	9,999,999 or less	23	135,581,024.70	20.48%	5	4.9741	1.716705	1.39 or less	16	225,465,299.49	34.05%	5	5.1603	0.514853
10,000,000 to 19,999,999		8	118,303,612.81	17.87%	5	5.1320	1.348205	1.40 to 1.49	3	75,593,381.36	11.42%	6	5.2259	1.479707
20,000,000 to 24,999,999		2	42,830,234.07	6.47%	6	4.9409	2.010396	1.50 to 1.59	2	8,831,685.26	1.33%	6	5.7071	1.565553
25,000,000 to 49,999,999		2	64,517,082.36	9.74%	5	5.0155	1.383911	1.60 to 1.69	2	15,555,232.26	2.35%	6	5.3258	1.619194
	50,000,000 or greater	4	223,250,000.00	33.72%	5	5.0492	1.220840	1.70 to 1.79	3	19,438,278.31	2.94%	5	4.6540	1.732517
	Totals	53	662,151,839.08	100.00%	5	5.0579	1.456994	1.80 to 1.99	3	125,700,000.00	18.98%	5	4.9444	1.872768
								2.00 or greater	10	113,898,077.26	17.20%	5	4.7432	2.670450
								Totals	53	662,151,839.08	100.00%	5	5.0579	1.456994
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 9 of 30

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	13	77,669,885.14	11.73%	4	5.2163	NAP
							Defeased	13	77,669,885.14	11.73%	4	5.2163	NAP
Alabama	2	50,825,457.41	7.68%	5	4.7685	1.967982
							Industrial	11	6,342,833.90	0.96%	4	4.7630	1.430000
California	13	126,076,698.08	19.04%	5	4.8086	1.326248
							Lodging	9	94,965,036.59	14.34%	6	5.4596	0.849939
Connecticut	1	18,831,143.35	2.84%	6	4.7975	1.230000
							Mixed Use	1	37,000,000.00	5.59%	5	4.2993	2.730000
Florida	3	104,147,676.17	15.73%	4	5.2138	1.848877
							Multi-Family	6	34,362,647.68	5.19%	3	4.4483	1.883662
Illinois	8	4,159,910.54	0.63%	4	4.7630	1.430000
							Office	6	256,598,225.71	38.75%	5	5.0783	1.114586
Kansas	1	10,035,128.89	1.52%	6	5.1300	1.720000
							Retail	12	143,113,210.04	21.61%	5	5.0625	1.668323
Maryland	1	10,782,973.15	1.63%	4	5.3800	1.110000
							Self Storage	2	12,100,000.00	1.83%	5	4.6089	4.157190
Michigan	2	20,083,358.36	3.03%	5	5.2944	1.410604
							Totals	60	662,151,839.08	100.00%	5	5.0579	1.456994
Mississippi	2	6,398,864.18	0.97%	6	5.5450	0.747260

Missouri	2	5,488,703.57	0.83%	6	5.4215	1.555082

Nevada	1	13,250,547.46	2.00%	5	5.9500	1.460000

New York	1	56,250,000.00	8.50%	6	5.2788	(0.350000)

North Carolina	1	22,830,234.07	3.45%	6	5.5030	1.380000

Ohio	1	6,198,848.82	0.94%	6	5.6500	0.460000

Pennsylvania	1	14,993,355.43	2.26%	5	5.1510	1.150000

Tennessee	1	9,403,149.40	1.42%	3	4.1460	1.770000

Texas	2	10,127,840.40	1.53%	6	5.5098	1.596730

Washington	2	93,000,000.00	14.05%	6	4.7857	1.983333

Wisconsin	2	1,598,064.64	0.24%	4	4.7630	1.430000

Totals	60	662,151,839.08	100.00%	5	5.0579	1.456994

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 30

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	77,669,885.14	11.73%	4	5.2163	NAP	Defeased	14	77,669,885.14	11.73%	4	5.2163	NAP
	3.9999% or less	0	0.00	0.00%	0	0.0000	0.000000	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	4.0000% to 4.4999%	10	105,382,438.74	15.92%	4	4.3159	1.830107	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.5000% to 4.9999%	5	87,273,977.25	13.18%	5	4.7485	2.080054	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	5.0000% to 5.4999%	16	295,824,291.03	44.68%	5	5.1924	1.093858	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	5.5000% to 5.9999%	8	96,001,246.92	14.50%	5	5.6113	1.481322	49 months or greater	39	584,481,953.94	88.27%	5	5.0369	1.437502
	6.0000% or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	53	662,151,839.08	100.00%	5	5.0579	1.456994
	Totals	53	662,151,839.08	100.00%	5	5.0579	1.456994
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 11 of 30

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	14	77,669,885.14	11.73%	4	5.2163	NAP	Defeased	14	77,669,885.14	11.73%	4	5.2163	NAP
	60 months or less	39	584,481,953.94	88.27%	5	5.0369	1.437502	Interest Only	11	323,250,000.00	48.82%	5	4.9024	1.463094
	61 months or greater	0	0.00	0.00%	0	0.0000	0.000000	298 months or less	28	261,231,953.94	39.45%	5	5.2033	1.405836
	Totals	53	662,151,839.08	100.00%	5	5.0579	1.456994	299 months to 337 months	0	0.00	0.00%	0	0.0000	0.000000
								338 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	53	662,151,839.08	100.00%	5	5.0579	1.456994
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 30

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	14	77,669,885.14	11.73%	4	5.2163	NAP			No outstanding loans in this group
Underwriter's Information		3	31,056,806.97	4.69%	5	4.6062	2.101870
	12 months or less	35	549,497,306.57	82.99%	5	5.0546	1.399078
	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	25 months or greater	1	3,927,840.40	0.59%	5	5.9657	1.560000
	Totals	53	662,151,839.08	100.00%	5	5.0579	1.456994
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 13 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
1	300571629	OF	Coral Gables	FL	Actual/360	5.020%	263,689.44	0.00	0.00	N/A	12/06/26	--	61,000,000.00	61,000,000.00	08/06/26
2	883100678	OF	New York	NY	Actual/360	5.279%	255,691.88	0.00	0.00	N/A	02/06/27	--	56,250,000.00	56,250,000.00	12/06/24
3	883100682	OF	Seattle	WA	Actual/360	5.107%	246,270.89	0.00	0.00	N/A	02/06/27	--	56,000,000.00	56,000,000.00	08/06/26
4	883100673	RT	Birmingham	AL	Actual/360	4.762%	205,030.56	0.00	0.00	N/A	01/01/27	--	50,000,000.00	50,000,000.00	08/01/26
6	300571647	OF	Orlando	FL	Actual/360	5.520%	164,324.72	53,334.79	0.00	N/A	01/06/27	--	34,570,417.15	34,517,082.36	08/06/26
7	307340007	MU	Seattle	WA	Actual/360	4.299%	74,043.50	0.00	0.00	N/A	01/06/27	--	20,000,000.00	20,000,000.00	08/06/26
7A	307340107				Actual/360	4.299%	62,936.98	0.00	0.00	N/A	01/06/27	--	17,000,000.00	17,000,000.00	08/06/26
8	307340008	OF	Los Angeles	CA	Actual/360	4.435%	114,570.83	0.00	0.00	N/A	12/06/26	--	30,000,000.00	30,000,000.00	08/06/26
9	307340009	LO	Garden Grove	CA	Actual/360	5.395%	87,043.41	25,202.83	0.00	N/A	02/06/27	--	18,735,667.36	18,710,464.53	08/06/26
9A	307340109				Actual/360	5.395%	43,521.71	12,601.41	0.00	N/A	02/06/27	--	9,367,833.67	9,355,232.26	08/06/26
10	883100687	LO	Charlotte	NC	Actual/360	5.503%	108,398.53	44,955.32	0.00	N/A	02/06/27	--	22,875,189.39	22,830,234.07	08/06/26
12	307340012	OF	New Haven	CT	Actual/360	4.798%	77,965.72	41,361.27	0.00	N/A	02/06/27	--	18,872,504.62	18,831,143.35	08/06/26
13	883100622	MF	San Bernardino	CA	Actual/360	4.269%	33,254.76	21,819.90	0.00	N/A	11/06/26	--	9,046,036.58	9,024,216.68	08/06/26
14	883100621	MF	Buena Park	CA	Actual/360	4.269%	31,855.50	20,901.78	0.00	N/A	11/06/26	--	8,665,407.14	8,644,505.36	08/06/26
17	883100670	RT	Indiana	PA	Actual/360	5.151%	66,598.85	21,321.29	0.00	N/A	01/06/27	--	15,014,676.72	14,993,355.43	08/06/26
18	300571645	RT	Las Vegas	NV	Actual/360	5.950%	68,015.75	24,416.91	0.00	N/A	01/06/27	--	13,274,964.37	13,250,547.46	08/06/26
19	883100664	IN	Various	Various	Actual/360	4.763%	26,057.61	10,399.57	0.00	N/A	12/06/26	--	6,353,233.47	6,342,833.90	08/06/26
19A	307340664				Actual/360	4.763%	12,838.57	5,027.67	0.00	N/A	12/06/26	--	3,130,234.91	3,125,207.24	08/06/26
19B	307341664				Actual/360	4.763%	11,217.87	3,321.39	0.00	N/A	12/06/26	--	2,735,084.03	2,731,762.64	08/06/26
19C	307342664				Actual/360	4.763%	8,394.24	3,197.48	0.00	N/A	12/06/26	--	2,046,641.05	2,043,443.57	08/06/26
20	883100672	SS	Redwood City	CA	Actual/360	5.082%	66,736.54	0.00	0.00	N/A	01/06/27	10/06/26	15,250,000.00	15,250,000.00	08/06/26
21	883100671	RT	Muskegon	MI	Actual/360	5.251%	66,468.91	0.00	0.00	N/A	01/06/27	--	14,700,000.00	14,700,000.00	08/06/26
23	300571648	LO	New Bern	NC	Actual/360	5.970%	56,608.16	20,186.41	0.00	N/A	01/06/27	10/06/26	11,011,474.88	10,991,288.47	08/06/26
24	300571658	LO	Overland Park	KS	Actual/360	5.130%	44,422.74	20,952.62	0.00	N/A	02/06/27	--	10,056,081.51	10,035,128.89	08/06/26
25	300571641	RT	Baltimore	MD	Actual/360	5.380%	50,034.80	17,199.16	0.00	N/A	12/06/26	--	10,800,172.31	10,782,973.15	08/06/26
26	883100676	OF	Boynton Beach	FL	Actual/360	5.087%	45,149.08	17,198.31	0.00	N/A	01/06/27	10/06/26	10,306,898.17	10,289,699.86	08/06/26
27	307340027	LO	Gainesville	FL	Actual/360	5.359%	39,909.28	17,386.85	0.00	N/A	02/06/27	--	8,647,980.66	8,630,593.81	08/06/26
28	307340028	RT	Memphis	TN	Actual/360	4.146%	16,785.41	0.00	0.00	N/A	11/01/26	--	4,701,574.71	4,701,574.71	08/01/26

© 2021 Computershare. All rights reserved. Confidential.															Page 14 of 30

						Mortgage Loan Detail (Part 1)

					Interest						Original	Adjusted	Beginning	Ending	Paid
		Prop			Accrual	Gross	Scheduled	Scheduled	Principal Anticipated Maturity			Maturity	Scheduled	Scheduled	Through
Pros ID	Loan ID	Type	City	State	Type	Rate	Interest	Principal	Adjustments Repay Date		Date	Date	Balance	Balance	Date
28A	307340128				Actual/360	4.146%	16,785.41	0.00	0.00	N/A	11/01/26	--	4,701,574.71	4,701,574.71	08/01/26
29	883100668	RT	Kittanning	PA	Actual/360	4.928%	32,281.93	13,054.48	0.00	N/A	01/06/27	09/06/26	7,607,282.62	7,594,228.14	08/06/26
30	300571654	RT	Folsom	CA	Actual/360	5.150%	30,616.76	14,430.40	0.00	N/A	01/06/27	--	6,903,873.20	6,889,442.80	08/06/26
31	300571639	RT	Los Angeles	CA	Actual/360	5.400%	35,193.31	10,290.68	0.00	N/A	12/06/26	--	7,568,453.38	7,558,162.70	08/06/26
32	307340032	RT	Montclair	CA	Actual/360	5.064%	30,733.91	10,900.70	0.00	N/A	02/06/27	--	7,048,679.48	7,037,778.78	08/06/26
33	300571659	MF	Houston	TX	Actual/360	5.250%	29,085.56	13,158.02	0.00	N/A	02/06/27	11/06/26	6,433,673.16	6,420,515.14	08/06/26
35	300571664	LO	Bowling Green	OH	Actual/360	5.650%	30,217.12	11,921.09	0.00	N/A	02/06/27	--	6,210,769.91	6,198,848.82	08/06/26
36	883100628	MF	Inglewood	CA	Actual/360	4.269%	21,137.76	13,869.41	0.00	N/A	11/06/26	--	5,749,942.61	5,736,073.20	08/06/26
37	307340037	LO	Rancho Cordova	CA	Actual/360	5.577%	26,236.11	17,071.24	0.00	N/A	02/06/27	--	5,463,398.92	5,446,327.68	07/06/26
39	307340039	MF	Lansing	MI	Actual/360	5.413%	25,174.21	17,448.98	0.00	N/A	12/06/26	--	5,400,807.34	5,383,358.36	08/06/26
40	883100684	RT	Pflugerville	TX	Actual/360	5.221%	27,874.34	0.00	0.00	N/A	02/06/27	--	6,200,000.00	6,200,000.00	08/06/26
41	307340041	SS	Redlands	CA	Actual/360	4.680%	24,585.10	0.00	0.00	N/A	01/06/27	--	6,100,000.00	6,100,000.00	08/06/26
42	307340042	SS	National City	CA	Actual/360	4.536%	23,437.03	0.00	0.00	N/A	12/06/26	--	6,000,000.00	6,000,000.00	08/06/26
43	300571663	LO	Jackson	MS	Actual/360	5.660%	24,057.42	9,458.93	0.00	N/A	02/06/27	--	4,935,980.20	4,926,521.27	02/06/26
44	300571661	LO	Kansas City	MO	Actual/360	5.500%	23,270.91	9,660.85	0.00	N/A	02/06/27	--	4,913,505.71	4,903,844.86	08/06/26
47	307340047	LO	Wichita Falls	TX	Actual/360	5.966%	20,238.81	11,871.51	0.00	N/A	01/06/27	--	3,939,711.91	3,927,840.40	08/06/26
48	307340048	RT	MacClenny	FL	Actual/360	5.277%	18,349.11	7,044.74	0.00	N/A	10/06/26	--	4,038,405.24	4,031,360.50	08/06/26
49	300571638	RT	Taft	CA	Actual/360	5.330%	17,535.96	7,815.23	0.00	N/A	12/06/26	09/06/26	3,820,701.47	3,812,886.24	08/06/26
50	300571656	MH	Grove City	OH	Actual/360	5.070%	15,671.62	5,972.69	0.00	N/A	11/06/26	--	3,589,606.69	3,583,634.00	08/06/26
51	883100633	MF	Panorama City	CA	Actual/360	4.269%	11,908.60	7,813.75	0.00	N/A	11/06/26	--	3,239,404.21	3,231,590.46	08/06/26
53	307340053	RT	New York	NY	Actual/360	5.194%	13,144.80	6,062.19	0.00	N/A	11/06/26	--	2,938,672.50	2,932,610.31	08/06/26
54	300571631	SS	Rockledge	FL	Actual/360	5.130%	13,510.39	5,094.35	0.00	N/A	09/06/26	--	3,058,379.11	3,053,284.76	08/06/26
55	883100630	MF	Tehachapi	CA	Actual/360	4.269%	8,633.74	5,664.96	0.00	N/A	11/06/26	--	2,348,568.58	2,342,903.62	08/06/26
56	300571642	RT	Various	Various	Actual/360	5.160%	10,228.20	4,121.17	0.00	N/A	12/06/26	--	2,301,921.49	2,297,800.32	08/06/26
57	300571640	MH	Various	MI	Actual/360	5.670%	8,850.43	2,719.58	0.00	N/A	01/01/27	10/01/26	1,812,683.85	1,809,964.27	08/01/26
Totals							2,886,594.78	586,229.91	0.00				662,738,068.99	662,151,839.08
1 Property Type Codes
HC - Health Care		MU - Mixed Use		WH - Warehouse		MF - Multi-Family
SS - Self Storage		LO - Lodging		RT - Retail		SF - Single Family Rental
98 - Other		IN - Industrial		OF - Office		MH - Mobile Home Park
SE - Securities		CH - Cooperative Housing		ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.															Page 15 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1	4,796,211.46	1,450,094.37	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
2	21,082.00	(281,835.59)	01/01/26	03/31/26	02/11/26	20,446,983.75	1,503,174.91	162,044.44	3,506,935.09	0.00	0.00
3	6,097,731.67	1,228,445.59	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
4	20,300,513.03	21,101,147.36	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
6	6,305,784.28	2,990,399.34	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
7	17,889,896.00	8,660,958.38	07/01/25	12/31/25	--	0.00	0.00	0.00	0.00	0.00	0.00
7A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
8	2,945,986.46	687,761.94	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9	288,599.15	1,100,057.74	07/01/25	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
9A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
10	2,532,943.00	2,671,194.00	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
12	4,927,409.25	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
13	2,426,936.00	606,704.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
14	1,442,372.00	368,158.15	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
17	1,713,916.56	332,717.78	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
18	1,276,411.85	421,739.99	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
19	5,281,027.17	2,032,381.46	01/01/25	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
19A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19B	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
19C	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
21	1,470,501.49	376,851.02	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
23	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
24	1,363,640.30	1,548,886.52	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
25	969,088.93	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	982,541.02	986,455.49	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
28	8,015,254.00	3,163,121.00	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 16 of 30

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
30	763,789.67	367,837.47	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
31	314,511.96	297,801.72	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
32	1,188,903.00	661,871.00	01/01/26	06/30/26	--	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
35	312,363.51	294,353.87	04/01/25	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
36	122,711.48	(60,406.00)	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
37	89,537.72	19,379.17	04/01/25	03/31/26	--	0.00	0.00	43,283.83	43,283.83	0.00	0.00
39	680,652.07	50,972.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
40	532,140.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
41	1,203,947.25	318,478.88	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
42	1,008,347.96	270,008.28	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
43	416,901.00	85,996.00	01/01/26	03/31/26	01/12/26	630,678.95	22,781.51	30,379.58	191,859.05	0.00	0.00
44	656,091.76	704,466.65	10/01/24	09/30/25	--	0.00	0.00	0.00	0.00	0.00	0.00
47	683,542.19	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
50	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
51	567,706.00	125,761.20	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
53	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
54	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
55	680,778.01	150,729.63	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
56	280,700.60	60,719.19	01/01/26	03/31/26	--	0.00	0.00	0.00	0.00	0.00	0.00
57	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
Totals	100,550,469.80	52,793,208.48				21,077,662.70	1,525,956.42	235,707.85	3,742,077.97	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.													Page 17 of 30

Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

© 2021 Computershare. All rights reserved. Confidential.					Page 18 of 30

								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More		Foreclosure		REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
08/17/26	0	0.00	0	0.00	2	61,176,521.27	1	56,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.057925%	5.006851%	5
07/17/26	0	0.00	0	0.00	2	61,185,980.20	1	56,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.058069%	5.006995%	6
06/17/26	0	0.00	0	0.00	2	61,196,167.13	1	56,250,000.00	0	0.00	0	0.00	0	0.00	0	0.00	5.059110%	5.008830%	7
05/15/26	0	0.00	1	4,955,530.77	1	56,250,000.00	2	56,250,000.00	0	0.00	0	0.00	0	0.00	1	4,615,624.41	5.059250%	5.008971%	8
04/17/26	1	4,965,625.92	0	0.00	2	60,874,021.99	2	60,874,021.99	0	0.00	0	0.00	0	0.00	0	0.00	5.061638%	5.009907%	9
03/17/26	0	0.00	0	0.00	2	60,881,691.66	2	60,881,691.66	0	0.00	0	0.00	0	0.00	0	0.00	5.061776%	5.010045%	10
02/18/26	0	0.00	0	0.00	3	65,877,861.05	2	60,891,401.03	0	0.00	0	0.00	0	0.00	0	0.00	5.061959%	5.010230%	11
01/16/26	0	0.00	0	0.00	3	65,894,618.64	2	60,898,990.41	0	0.00	0	0.00	0	0.00	0	0.00	5.062095%	5.010366%	12
12/17/25	0	0.00	0	0.00	3	65,911,296.70	2	60,906,544.73	0	0.00	0	0.00	0	0.00	0	0.00	5.062230%	5.010501%	13
11/18/25	0	0.00	0	0.00	3	65,929,375.39	1	4,664,759.34	0	0.00	0	0.00	0	0.00	0	0.00	5.062379%	5.010651%	14
10/20/25	0	0.00	0	0.00	3	65,945,888.50	1	4,672,240.80	0	0.00	0	0.00	0	0.00	0	0.00	5.062512%	5.010784%	15
09/17/25	0	0.00	0	0.00	2	60,930,385.22	1	4,680,385.22	0	0.00	0	0.00	0	0.00	0	0.00	5.062659%	5.010932%	16
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

© 2021 Computershare. All rights reserved. Confidential.																		Page 19 of 30

Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
2	883100678	12/06/24	19	6	162,044.44	3,506,935.09	123,433.85	56,250,000.00	07/24/24	2		10/15/25
37	307340037	07/06/26	0	B	43,283.83	43,283.83	0.00	5,463,398.92
43	300571663	02/06/26	5	6	30,379.58	191,859.05	25,318.90	4,986,460.02	12/30/24	13
Totals					235,707.85	3,742,077.97	148,752.75	66,699,858.94
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

© 2021 Computershare. All rights reserved. Confidential.													Page 20 of 30

				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		662,151,839	600,975,318	4,926,521		56,250,000
7 - 12 Months		0	0	0		0
13 - 24 Months		0	0	0		0
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		0	0	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Aug-26	662,151,839	600,975,318	0	0	4,926,521	56,250,000
Jul-26	662,738,069	601,552,089	0	0	4,935,980	56,250,000
Jun-26	678,440,374	617,244,207	0	0	4,946,167	56,250,000
May-26	679,052,563	617,847,032	0	4,955,531	0	56,250,000
Apr-26	684,334,091	618,494,443	4,965,626	0	4,624,022	56,250,000
Mar-26	684,948,272	624,066,580	0	0	4,631,692	56,250,000
Feb-26	685,706,527	619,828,666	0	0	9,627,861	56,250,000
Jan-26	686,314,564	620,419,946	0	0	9,644,619	56,250,000
Dec-25	686,919,884	621,008,587	0	0	65,911,297	0
Nov-25	687,571,706	621,642,330	0	0	65,929,375	0
Oct-25	688,171,402	622,225,514	0	0	65,945,889	0
Sep-25	688,817,807	627,887,422	0	0	60,930,385	0
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

© 2021 Computershare. All rights reserved. Confidential.							Page 21 of 30

			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
2	883100678	56,250,000.00	56,250,000.00	62,000,000.00	12/01/25	(404,402.34)	(0.35000)	03/31/26	02/06/27	I/O
13	883100622	9,024,216.68	9,024,216.68	17,060,000.00	04/28/16	592,954.00	3.59000	03/31/26	11/06/26	242
14	883100621	8,644,505.36	8,644,505.36	16,740,000.00	04/21/16	361,376.65	2.28000	03/31/26	11/06/26	242
36	883100628	5,736,073.20	5,736,073.19	11,400,000.00	05/03/16	(64,218.44)	(0.61000)	03/31/26	11/06/26	242
43	300571663	4,926,521.27	4,986,460.02	5,000,000.00	11/17/25	60,767.50	0.60000	03/31/26	02/06/27	245
51	883100633	3,231,590.46	3,231,590.46	7,250,000.00	04/29/16	122,761.20	2.07000	03/31/26	11/06/26	242
55	883100630	2,342,903.62	2,342,903.62	4,900,000.00	04/29/16	141,026.63	3.29000	03/31/26	11/06/26	242
Totals		90,155,810.59	90,215,749.33	124,350,000.00		810,265.20

© 2021 Computershare. All rights reserved. Confidential.										Page 22 of 30

					Specially Serviced Loan Detail - Part 2
				Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²	Special Servicing Comments
2	883100678	OF	NY	07/24/24	2

Loan remains in payment default and at this time Borrower has not submitted any further proposals. The Loan matures on 2/6/2027. Currently the Property is 36.5% occupied and DSCR is 0.00x (Q2 2026).Special Servicer continues through

	notice process prior to filing of foreclosure action.

13	883100622	MF	CA	09/24/24	13

The receiver has communicated its expectation that the loan will be repaid by the maturity date of 11/6/2026, and the loan remains current on note-rate payments through 7/6/2026. Special Servicer and its counsel continue to engage with the receiver and ar e monitoring the ongoing partnership dispute litigation. A case management conference is scheduled to occur on 8/27/2026, where a potential wind-down of the receivership may be addressed.

14	883100621	MF	CA	09/24/24	13

The receiver has communicated its expectation that the loan will be repaid by the maturity date of 11/6/2026, and the loan remains current on note-rate payments through 7/6/2026. Special Servicer and its counsel continue to engage with the receiver and ar e monitoring the ongoing partnership dispute litigation. A case management conference is scheduled to occur on 8/27/2026, where a potential wind-down of the receivership may be addressed.

36	883100628	MF	CA	09/24/24	13

The receiver has communicated its expectation that the loan will be repaid by the maturity date of 11/6/2026, and the loan remains current on note-rate payments through 7/6/2026. Special Servicer and its counsel continue to engage with the receiver and ar e monitoring the ongoing partnership dispute litigation. A case management conference is scheduled to occur on 8/27/2026, where a potential wind-down of the receivership may be addressed.

43	300571663	LO	MS	12/30/24	13
	The Borrower filed bankruptcy on 7/15/2026. The foreclosure sale was not held and litigation is ongoing.

51	883100633	MF	CA	09/24/24	13

The receiver has communicated its expectation that the loan will be repaid by the maturity date of 11/6/2026, and the loan remains current on note-rate payments through 7/6/2026. Special Servicer and its counsel continue to engage with the receiver and ar e monitoring the ongoing partnership dispute litigation. A case management conference is scheduled to occur on 8/27/2026, where a potential wind-down of the receivership may be addressed.

© 2021 Computershare. All rights reserved. Confidential.						Page 23 of 30

Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
55	883100630	MF	CA	09/24/24	13

The receiver has communicated its expectation that the loan will be repaid by the maturity date of 11/6/2026, and the loan remains current on note-rate payments through 7/6/2026. Special Servicer and its counsel continue to engage with the receiver and ar e monitoring the ongoing partnership dispute litigation. A case management conference is scheduled to occur on 8/27/2026, where a potential wind-down of the receivership may be addressed.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

© 2021 Computershare. All rights reserved. Confidential.								Page 24 of 30

				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
10	883100687	25,642,592.64	5.50300%	25,642,592.64	5.50300%		08/31/20	09/06/20	11/12/20
28	307340028	4,701,574.71	4.14600%	4,638,573.29	4.14600%	10	12/31/20	05/01/20	--
28	307340028	0.00	4.14600%	0.00	4.14600%	10	12/31/21	05/01/20	05/11/21
28A	307340128	0.00	4.14600%	0.00	4.14600%	10	12/31/20	05/01/20	05/11/21
28A	307340128	0.00	4.14600%	0.00	4.14600%	10	12/31/21	05/01/20	05/11/21
43	300571663	5,565,142.29	5.66000%	5,510,460.09	5.66000%	10	06/06/21	06/12/21	--
43	300571663	0.00	5.66000%	0.00	5.66000%	10	06/22/21	12/06/20	08/11/21
Totals		25,642,592.64		25,642,592.64
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

© 2021 Computershare. All rights reserved. Confidential.									Page 25 of 30

					Historical Liquidated Loan Detail

			Loan		Gross Sales					Current		Loss to Loan	Percent of
			Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
	Loan		Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹	Number	Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
15	307340015	07/17/26	15,072,954.72	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%
16	883100675	06/17/25	15,589,205.24	23,600,000.00	10,362,298.39	1,317,086.12	10,362,298.39	9,045,212.27	6,543,992.97	0.00	0.00	6,543,992.97	38.38%
45	300571665	05/15/26	4,624,021.99	7,500,000.00	5,630,618.43	710,736.14	5,630,618.43	4,919,882.29	0.00	0.00	0.00	0.00	0.00%
52	307340052	02/17/23	3,263,585.66	3,450,000.00	3,815,469.52	821,037.44	3,815,469.52	2,994,432.08	269,153.58	0.00	(117,932.12)	387,085.70	10.32%
Current Period Totals			0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			38,549,767.61	34,550,000.00	19,808,386.34	2,848,859.70	19,808,386.34	16,959,526.64	6,813,146.55	0.00	(117,932.12)	6,931,078.67

Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

© 2021 Computershare. All rights reserved. Confidential.													Page 26 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	08/17/26	0.00	(21,750.57)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/26	0.00	(20,685.05)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/26	0.00	(21,630.29)	0.00	0.00	0.00	0.00	0.00	0.00
		05/15/26	0.00	(20,578.61)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/26	0.00	(21,519.25)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/26	0.00	(20,462.75)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/26	0.00	(20,402.25)	0.00	0.00	0.00	0.00	0.00	0.00
		01/16/26	0.00	(20,344.64)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/25	0.00	(20,287.27)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/25	0.00	(21,214.48)	0.00	0.00	0.00	0.00	0.00	0.00
		10/20/25	0.00	(20,170.10)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/25	0.00	(21,091.90)	0.00	0.00	0.00	0.00	0.00	0.00
		08/15/25	0.00	(21,029.35)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/25	0.00	(19,994.09)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/25	0.00	(1,254.91)	0.00	0.00	0.00	0.00	0.00	0.00
		05/16/25	0.00	(1,193.11)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/25	0.00	(1,247.66)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/25	0.00	(1,188.25)	0.00	0.00	0.00	0.00	0.00	0.00
		02/18/25	0.00	(1,182.87)	0.00	0.00	0.00	0.00	0.00	0.00
		01/17/25	0.00	(1,174.69)	0.00	0.00	0.00	0.00	0.00	0.00
		12/17/24	0.00	(1,171.39)	0.00	0.00	0.00	0.00	0.00	0.00
		11/18/24	0.00	(1,225.03)	0.00	0.00	0.00	0.00	0.00	0.00
		10/18/24	0.00	(1,164.65)	0.00	0.00	0.00	0.00	0.00	0.00
		09/17/24	0.00	(1,217.98)	0.00	0.00	0.00	0.00	0.00	0.00
		08/16/24	0.00	(1,214.38)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/24	0.00	(1,154.53)	0.00	0.00	0.00	0.00	0.00	0.00
		06/17/24	0.00	(1,207.39)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/24	0.00	(1,151.24)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/24	0.00	(1,203.89)	0.00	0.00	0.00	0.00	0.00	0.00
		03/15/24	0.00	(1,144.65)	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.											Page 27 of 30

				Historical Bond / Collateral Loss Reconciliation Detail
			Certificate	Reimb of Prior
			Interest Paid	Realized Losses		Loss Covered by					Total Loss
			from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
	Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID	Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
Deal	Deal	02/16/24	0.00	(1,141.38)	0.00	0.00	0.00	0.00	0.00	0.00
		01/18/24	0.00	(1,193.57)	0.00	0.00	0.00	0.00	0.00	0.00
		12/15/23	0.00	(1,134.79)	0.00	0.00	0.00	0.00	0.00	0.00
		11/17/23	0.00	(1,186.68)	0.00	0.00	0.00	0.00	0.00	0.00
		10/17/23	0.00	(1,128.24)	0.00	0.00	0.00	0.00	0.00	0.00
		09/15/23	0.00	(1,163.34)	0.00	0.00	0.00	0.00	0.00	0.00
		08/17/23	0.00	(1,159.90)	0.00	0.00	0.00	0.00	0.00	0.00
		07/17/23	0.00	(1,102.77)	0.00	0.00	0.00	0.00	0.00	0.00
		06/16/23	0.00	(816.61)	0.00	0.00	0.00	0.00	0.00	0.00
		05/17/23	0.00	(776.39)	0.00	0.00	0.00	0.00	0.00	0.00
		04/17/23	0.00	(811.89)	0.00	0.00	0.00	0.00	0.00	0.00
		03/17/23	0.00	(772.35)	0.00	0.00	0.00	0.00	0.00	0.00
15	307340015	07/27/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
16	883100675	06/17/25	0.00	0.00	6,543,992.97	0.00	0.00	6,543,992.97	0.00	0.00	6,543,992.97
45	300571665	05/15/26	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	307340052	06/17/26	0.00	0.00	387,085.70	0.00	0.00	184.32	0.00	0.00	387,085.70
		09/15/23	0.00	0.00	386,901.38	0.00	0.00	5,500.00	0.00	0.00
		06/16/23	0.00	0.00	381,401.38	0.00	0.00	112,247.80	0.00	0.00
		02/17/23	0.00	0.00	269,153.58	0.00	0.00	269,153.58	0.00	0.00
Current Period Totals			0.00	(21,750.57)	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Cumulative Totals			0.00	(322,645.13)	6,931,078.67	0.00	0.00	6,931,078.67	0.00	0.00	6,931,078.67

© 2021 Computershare. All rights reserved. Confidential.											Page 28 of 30

			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
2	0.00	0.00	12,109.38	0.00	0.00	92,856.46	0.00	0.00	0.00	0.00	0.00	0.00
9	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.03	0.00	0.00	0.00
13	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
14	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	148.28	0.00	0.00	0.00
15	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	(178,728.42)	0.00
19	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.28	0.00	0.00	0.00
25	0.00	0.00	750.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28	0.00	0.00	0.00	0.00	167.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00
28A	0.00	0.00	0.00	0.00	167.85	0.00	0.00	0.00	0.00	0.00	0.00	0.00
30	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.01	0.00	0.00	0.00
36	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
39	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.02	0.00	0.00	0.00
43	0.00	0.00	3,500.00	0.00	0.00	3,071.14	0.00	0.00	0.00	0.00	0.00	0.00
47	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	16.01	0.00	0.00	0.00
51	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
52	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	2.59	0.00
55	0.00	0.00	3,500.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	33,859.38	0.00	335.70	95,927.60	0.00	0.00	164.63	0.00	(178,725.83)	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		(48,438.52)

© 2021 Computershare. All rights reserved. Confidential.												Page 29 of 30

Supplemental Notes
EU Securitization Retention Compliance

Pursuant to the PSA and the Credit Risk Retention Agreement, the Certificate Administrator has made available on www.ctslink.com <http://www.ctslink.com>, specifically under the "Risk Retention Compliance" tab for the BBCMS2017-C1 transaction, certain

Information provided to the Certificate Administrator regarding each Retaining Party's compliance with the Retention Covenant and theHedging Covenant under the EU Securitization Retention Requirements. Investors should refer to the Certificate

Administrator's website for all such information.

© 2021 Computershare. All rights reserved. Confidential.	Page 30 of 30